As filed with the U.S. Securities and Exchange Commission on June 27, 2019

File Nos. 333-179904 and 811-22649

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 495	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 495	☒

(Check appropriate box or boxes)

iShares U.S. ETF Trust

(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company

1 Lincoln Street

Mail Stop SUM0703

Boston, MA 02111

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ. WILLKIE FARR & GALLAGHER LLP 787 SEVENTH AVENUE NEW YORK, NY 10019-6099	DEEPA DAMRE, ESQ. BLACKROCK FUND ADVISORS 400 HOWARD STREET SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On July 26, 2019, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 495 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended, solely for the purpose of delaying, until July 26, 2019, the effectiveness of the registration statement for the iShares Commodity Curve Carry Strategy ETF (the “Fund”), filed in Post-Effective Amendment No. 447 on December 3, 2018, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Fund was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
463	February 15, 2019	March 15, 2019
471	March 14, 2019	April 5, 2019
474	April 4, 2019	May 3, 2019
481	May 2, 2019	May 31, 2019
487	May 30, 2019	June 28, 2019

This Post-Effective Amendment No. 495 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 447.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 495 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 27th day of June, 2019.

iSHARES U.S. ETF TRUST

By:
Martin Small*
President

Date: June 27, 2019

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 495 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Salim Ramji**
Trustee

Date: June 27, 2019

John E. Martinez*
Trustee

Date: June 27, 2019

Cecilia H. Herbert*
Trustee

Date: June 27, 2019

John E. Kerrigan*
Trustee

Date: June 27, 2019

Robert S. Kapito*
Trustee

Date: June 27, 2019

Madhav V. Rajan*
Trustee

Date: June 27, 2019

Jane D. Carlin*
Trustee

Date: June 27, 2019

Drew E. Lawton*
Trustee

Date: June 27, 2019

Richard L. Fagnani*
Trustee

Date: June 27, 2019

/s/ Neal J. Andrews
Neal J. Andrews*
Treasurer and Chief Financial Officer

Date: June 27, 2019

*By:	/s/ Neal J. Andrews
Neal J. Andrews
Attorney-in-fact

Date: June 27, 2019

*

Powers of Attorney, each dated April 1, 2019, for Martin Small, Jane D. Carlin, Cecilia H. Herbert, John E. Kerrigan, John E. Martinez, Madhav V. Rajan, Robert S. Kapito, Drew E. Lawton, Richard L. Fagnani and Neal J. Andrews are filed herein.

**	Power of Attorney, dated June 19, 2019, for Salim Ramji is filed herein by reference to Post-Effective Amendment No. 493, filed June 24, 2019.